Recent Accounting Pronouncements (Details) - ASU 2016-02 - Subsequent Event $ in Millions	Jan. 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset	$ 16.0
Lease liability	$ 16.0